INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
4.	INVENTORIES
  Inventories consist of the following (all amounts in thousands):
	2011	2010
Raw materials	$6,230	$5,469
Work-in-process	3,296	3,237
Finished goods	1,867	1,214
	$11,393	$9,920